Other Comprehensive Income (Loss) - Components of Other Comprehensive Income (Loss) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Accumulated Other Comprehensive Income (Loss) [Line Items]
Other Comprehensive (Income) Loss, Defined Benefit Plan, Prior Service Cost (Credit), Reclassification Adjustment from AOCI, before Tax	$ 0	$ 0	$ 15
Other Comprehensive Income (Loss), Defined Benefit Plan, Gain (Loss), Reclassification Adjustment from AOCI, before Tax	576	773	637
Other Comprehensive (Income) Loss, Defined Benefit Plan, Reclassification Adjustment from AOCI, before Tax	576	773	652
Other Comprehensive (Income) Loss, Defined Benefit Plan, Reclassification Adjustment from AOCI, Tax	121	271	228
Accumulated Other Comprehensive (Income) Loss, Defined Benefit Plan, after Tax	23,526	14,740	15,351	$ 14,865
Accumulated Other Comprehensive Income (Loss), Available-for-sale Securities Adjustment, Net of Tax	(2,928)	(3,005)	(292)	1,257
Accumulated Other Comprehensive Income (Loss), Net of Tax	(26,454)	(17,745)	(15,643)	$ (13,608)
Other Comprehensive (Income) Loss, Defined Benefit Plan, after Reclassification Adjustment, after Tax	(8,786)	611	(486)
Other Comprehensive Income (Loss), Available-for-sale Securities Adjustment, Net of Tax	77	(2,713)	(1,549)
Other Comprehensive (Income) Loss, Defined Benefit Plan, before Reclassification Adjustment, after Tax	(9,241)	109	(910)
Other Comprehensive Income (Loss), Available-for-sale Securities Adjustment, before Reclassification Adjustments, Net of Tax	1,261	(2,713)	(1,549)
Other Comprehensive Income (Loss), before Reclassifications, Net of Tax	(7,980)	(2,604)	(2,459)
Other Comprehensive (Income) Loss, Defined Benefit Plan, Reclassification Adjustment from AOCI, after Tax	455	502	424
Reclassification from Accumulated Other Comprehensive Income, Current Period, Net of Tax	(729)	502	424
Other Comprehensive Income (Loss), Net of Tax	(8,709)	(2,102)	(2,035)
Gain (Loss) on Sale of Investments	(1,821)	0	0
Other than Temporary Impairment Losses, Investments	0	0	0
Other Comprehensive Income (Loss), Available-for-sale Securities Adjustment, before Tax	(1,821)	0	0
Other Comprehensive Income (Loss), Reclassification Adjustment from AOCI for Sale of Securities, Tax	(637)	0	0
Available-for-sale Securities [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Reclassification from Accumulated Other Comprehensive Income, Current Period, Net of Tax	$ (1,184)	$ 0	$ 0